MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 4.1%
13,230	NIKE, Inc., Class B	$ 1,451,198

	BEVERAGES - 8.3%
22,823	Coca-Cola Company (The)	1,451,771
8,172	PepsiCo, Inc.	1,515,988
		2,967,759
	BIOTECH & PHARMA - 9.2%
4,673	Eli Lilly and Company	1,734,056
8,727	Johnson & Johnson	1,553,406
		3,287,462
	E-COMMERCE DISCRETIONARY - 3.0%
11,107	Amazon.com, Inc.(a)	1,072,270

	ELECTRIC UTILITIES - 7.4%
16,557	NextEra Energy, Inc.	1,402,378
18,273	Southern Company (The)	1,235,986
		2,638,364
	HEALTH CARE FACILITIES & SERVICES - 4.2%
2,709	UnitedHealth Group, Inc.	1,483,882

	INFRASTRUCTURE REIT - 3.4%
5,541	American Tower Corporation	1,225,946

	INTERNET MEDIA & SERVICES - 5.4%
6,297	Netflix, Inc.(a)	1,923,922

	MEDICAL EQUIPMENT & DEVICES - 8.2%
13,719	Abbott Laboratories	1,475,890
2,580	Thermo Fisher Scientific, Inc.	1,445,368
		2,921,258
	OIL & GAS SERVICES & EQUIPMENT - 5.3%
36,916	Schlumberger Ltd.	1,903,020

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - CONSUMER STAPLES - 8.7%
2,695	Costco Wholesale Corporation	$ 1,453,279
10,624	Walmart, Inc.	1,619,310
		3,072,589
	SEMICONDUCTORS - 8.2%
9,328	NVIDIA Corporation	1,578,577
10,646	QUALCOMM, Inc.	1,346,613
		2,925,190
	SOFTWARE - 11.6%
3,770	Adobe, Inc.(a)	1,300,386
5,383	Microsoft Corporation	1,373,419
9,019	Salesforce, Inc.(a)	1,445,294
		4,119,099
	TECHNOLOGY SERVICES - 12.8%
4,882	Accenture PLC, Class A	1,469,140
4,338	Mastercard, Inc., Class A	1,546,064
7,087	Visa, Inc., Class A	1,537,879
		4,553,083

	TOTAL COMMON STOCKS (Cost $35,025,888)	35,545,042

	TOTAL INVESTMENTS - 99.8% (Cost $35,025,888)	$ 35,545,042
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	79,958
	NET ASSETS - 100.0%	$ 35,625,000

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.